Reinsurance Recoverables and Trade Receivables, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Reinsurance Recoverables and Trade Receivables, Net [Abstract]
Reinsurance recoverable	$ 186,533	$ 240,824
Trade accounts receivable	43,413	37,323
Paid losses recoverable	1,677	1,124
Accrued investment income	13,210	9,911
Premiums and agents' balances	2,813	1,717
Independent dealer receivables	334	402
Other receivables	14,803	7,801
Reinsurance recoverables and trade receivables, gross	262,783	299,102
Less: Allowance for doubtful accounts	(994)	(1,128)
Reinsurance recoverables and trade receivables, net	$ 261,789	$ 297,974